William J. Evers Vice President, Corporate Counsel The Prudential Insurance Company of America 213 Washington Street Newark, New Jersey 07102 (973) 802-3716 william.evers@prudential.com

October 5, 2021

Alberto H. Zapata, Esq.
Senior Counsel
Disclosure Review and Accounting Office Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Talcott Resolution Life and Annuity Insurance Company (the “Depositor”)
Talcott Resolution Life and Annuity Insurance Company Separate Account VL II (the “Registrant”)
Form N-6 Post-Effective Amendment No. 15 to Registration Statement No. 333-148815

Mr. Zapata:

This Registration Statement, filed via Rule 485(a), is being submitted by the Depositor, on behalf of the Registrant, to comply with the recent adoption of Rule 498A. The policies described in this Registration Statement are no longer offered for sale, however, policy owners may allocate new premiums to the policies and transfer policy account value among sub-accounts.

The Depositor has five additional registration statements that will be transitioned to the new Form N-6 on May 1, 2022. We request Staff comments as soon as practicable in connection with the above-referenced Registration Statement, preferably prior to November 30, 2020, so we can prepare our other Registration Statements in a manner consistent with any comments from the Staff. We will then approach the Staff regarding template relief afforded to the industry with respect to the other five Registration Statements.

With respect to the above-referenced Registration Statement, we will seek to delay effectiveness until May 1, 2022 and will provide outstanding items such as financial statements of the Depositor and Registrant for the period ending December 31, 2021 in a subsequent post-effective amendment.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (973) 802-3716.

Respectfully yours,

/s/ William J. Evers	October 5, 2021
William J. Evers	Date
Vice President and Corporate Counsel
The Prudential Insurance Company of America

Via EDGAR